Long-Term Debt and Loan Commitment - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended
	May 01, 2021	May 31, 2021	Mar. 31, 2022	Mar. 31, 2021	May 31, 2019	Oct. 31, 2018	Aug. 31, 2018
Debt Instrument [Line Items]
Debt principal amount					$ 20,000
Debt interest rate					9.95%
Debt Instrument, Fee Amount		$ 4,000			$ 1,400
Debt Instrument Exit Fee and End of Term Charge		$ 5,000	$ 5,000	$ 1,390
Proceeds from credit facility	$ 40,000
Interest rate	10.00%
Debt Instrument, Term	5 years
Class of warrants or rights number of shares called by each warrant or right		1,199,072
Class of Warrant or Right, Exercise Price per share		$ 0.01
Revenue Interest Purchase and Sale Agreement [Member]
Debt Instrument [Line Items]
Securities Purchased under Agreements to Resell		$ 160,000
Committed funding under RIPSA		$ 344,000
Prime Rate [Member]
Debt Instrument [Line Items]
Debt interest rate					4.45%
NovaQuest Agreement [Member]
Debt Instrument [Line Items]
Debt principal amount						$ 17,500	$ 100,000
Debt fair value			177,400	$ 150,100
NovaQuest Agreement [Member] | Regulatory Milestone [Member]
Debt Instrument [Line Items]
Maximum amount required milestone payments							440,600
Possible offset of regulatory milestone payments with commercial milestone							88,100
Milestone payment due over six year period			$ 176,300
NovaQuest Agreement [Member] | Commercial Milestone [Member]
Debt Instrument [Line Items]
Maximum amount required milestone payments							$ 141,000